LEASES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) lease	Dec. 31, 2024 CNY (¥) lease	Dec. 31, 2023 CNY (¥)
LEASES
Number of operating leases | lease	28	25
Weighted average remaining lease term	2 years 4 months 17 days	3 years 6 months 18 days
Weighted average discount rate	6.38%
Operating lease, rental expense	¥ 20,346,914	¥ 19,889,910	¥ 18,600,344
Short term lease expense	1,413,635	3,950,259	3,412,129
Variable cost	0	0	0
Sublease income	¥ 0	¥ 0	¥ 0
Minimum
LEASES
Operating lease remaining term of contract	1 month	2 months
Maximum
LEASES
Operating lease remaining term of contract	42 months	54 months